Employee Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2007	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Weighted average exercise price	$ 18.13	$ 18.50	$ 19.04		$ 18.85
Compensation costs not yet recognized	$ 76,000
Employer's matching contribution	147,000	123,000
Cash received from option exercises	0	0	104,000
Estimated net period benefit cost to be recorded next year	120,000
Plan assets not included in hierarchy	9,603,000	9,411,000
Employer's safe harbor contribution rate	3.00%
Employer's safe harbor contribution payable	191,000
Prior year contribution payable credited in current year		172,000
Defined contribution plan, cost recognized	180,000	175,000	157,000
Increase in benefit obligation	1,079,000
Maximum number of share per year in addition to prior unissued shares	the annual issuance of shares may not exceed 5,000 shares plus any unissued shares from prior offerings
Shares issued during period under employee stock purchase plans	3,497	2,823	2,729
Deferred compensation liability	1,528,000	1,591,000
Deferred compensation, compensation expense	33,000	47,000	66,000
Salary continuation liability	1,167,000	1,154,000
Salary continuation period expense	118,000	97,000	132,000
Percentage of vested benefit				100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	50%
Actual allocation	43.00%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	50%
Actual allocation	55.00%
Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Award expiration period	10 years
Shares authorized under share-based payment awards	300,000
Shares granted, exercisable period	1 year
Shares available for grant	213,775
Exercise price, lower range limit	$ 17.22
Exercise price, upper range limit	$ 24.00
Weighted average exercise price	$ 18.13
Weighted average remaining contractual life	7 years 2 months 12 days
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	527,000	703,000
Actual allocation	2.00%
Employee Stock Purchase Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares authorized under share-based payment awards	250,000
Shares available for grant	184,060
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Present value of future plan liability	459,000	533,000
Supplemental retirement plans, cost recognized during period	$ 39,000	$ 47,000	$ 56,000
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Option price as a percentage of fair value	95.00%
Minimum [Member] | Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Award vesting period	3 years
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Compensation cost not yet recognized, period for recognition	5 years
Option price as a percentage of fair value	100.00%
Maximum [Member] | Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Award vesting period	5 years
Award expiration date	Feb. 18, 2024
Maximum [Member] | Employee Stock Purchase Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum number of share per year in addition to prior unissued shares	5,000